OPERATING SEGMENT INFORMATION (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Digital Media [Member] USD ($)	Dec. 31, 2012 Digital Media [Member] CNY	Dec. 31, 2011 Digital Media [Member] CNY	Dec. 31, 2010 Digital Media [Member] CNY	Dec. 31, 2012 Telecommunications Equipment [Member] USD ($)	Dec. 31, 2012 Telecommunications Equipment [Member] CNY	Dec. 31, 2011 Telecommunications Equipment [Member] CNY	Dec. 31, 2010 Telecommunications Equipment [Member] CNY	Dec. 31, 2012 Industrial Business [Member] USD ($)	Dec. 31, 2012 Industrial Business [Member] CNY	Dec. 31, 2011 Industrial Business [Member] CNY	Dec. 31, 2010 Industrial Business [Member] CNY
Product sales	$ 785,003	4,890,649	3,554,401	2,554,991	$ 297,202	1,851,600	1,503,082	1,474,238	$ 346,935	2,161,438	1,318,176	630,149	$ 140,866	877,611	733,143	450,604
Service revenue	0	0	0	34,527
Total net revenue	$ 785,003	4,890,649	3,554,401	2,589,518